Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Net revenues	SFr 19,890	SFr 15,213	SFr 23,042
Gain From Write-down Of AT1 Capital Notes Relating To Credit Suisse Group AG	894
Income/(loss) before taxes	(3,260)	(3,331)	(91)
Switzerland
Segment Reporting Information
Net revenues	17,210	7,154	8,382
Income/(loss) before taxes	6,689	543	1,659
EMEA
Segment Reporting Information
Net revenues	(1,488)	523	2,916
Income/(loss) before taxes	(5,891)	(2,907)	(5,554)
Americas
Segment Reporting Information
Net revenues	4,270	6,134	8,896
Income/(loss) before taxes	(1,312)	374	3,574
Asia Pacific
Segment Reporting Information
Net revenues	(102)	1,402	2,848
Income/(loss) before taxes	(2,746)	(1,341)	230
Operating Segments [Member] | Wealth Management
Segment Reporting Information
Net revenues	3,058	4,904	5,549
Income/(loss) before taxes	(3,206)	427	1,513
Operating Segments [Member] | Swiss Bank
Segment Reporting Information
Net revenues	3,515	4,228	4,457
Income/(loss) before taxes	180	1,579	1,981
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	659	1,214	1,352
Income/(loss) before taxes	(1,432)	202	372
Operating Segments [Member] | Non-core Legacy
Segment Reporting Information
Net revenues	(1,185)	4,635	11,347
Income/(loss) before taxes	(11,855)	(5,323)	(4,249)
Corporate Center
Segment Reporting Information
Net revenues	14,586	(61)	(9)
Income/(loss) before taxes	14,075	(144)	(218)
Adjustments
Segment Reporting Information
Net revenues	(743)	293	346
Income/(loss) before taxes	SFr (1,022)	SFr (72)	SFr 510